Other long-term liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other long-term liabilities
Other long-term liabilities
Other long-term liabilities consist of the following:

	2013	2012
Asset retirement obligations	$9,508	$7,088
Customer deposits	8,774	5,620
Provision for injury and damages	1,215	3,480
Deferred water rights inducement	2,764	2,845
Contingent consideration	1,102	1,031
Other	4,580	5,177
	27,943	25,241
Less: current portion	(7,451)	(4,352)
	$20,492	$20,889

The asset retirement obligations mainly relate to legal requirements to: (i) remove wind farm facilities upon termination of land leases; (ii) cut (disconnect from the distribution system), purge (clean of natural gas and PCB contaminants) and cap gas mains within the gas distribution and transmission system when mains are retired in place, or dispose of sections of gas main when removed from the pipeline system, (iii) clean and remove storage tanks containing waste oil and other waste contaminants, and (iv) remove asbestos upon major renovation or demolition of structures and facilities.